UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation

Address:  One Riverchase Parkway South
          Birmingham Alabama 35244


13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William R. Lucas, Jr.
Title:  Executive Vice-President
Phone:  (205) 987-5574


Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL            May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

1.       028-12359        Harbinger Capital Partners Special Situations Fund, LP

         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  82

Form 13F Information Table Value Total:  $220,029
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

----          -------------------               ------------------------------

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2            COLUMN 3     COLUMN 4    COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                                                 VALUE   SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP        (X$1000)PRN AMT PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED NONE
--------------                 --------------       -----        ------------------------   ----------  --------   ----  -----------
3COM CORP                           COM             885535104     1,145  500,000 SH           SOLE       NONE     500,000  0    0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS       02364W105       955   15,000 SH           SOLE       NONE      15,000  0    0
AMERICAN EAGLE OUTFITTERS NE        COM             02553E106       876   50,000 SH           SOLE       NONE      50,000  0    0
BANKS COM INC                       COM             066470105        62   97,500 SH           SOLE       NONE      97,500  0    0
BEA SYS INC                         COM             073325102     3,792  198,000 SH           SOLE       NONE     198,000  0    0
BFC FINL CORP                      CL A             055384200       230  190,000 SH           SOLE       NONE     190,000  0    0
BLADELOGIC INC                      COM             09265M102     3,506  125,000 SH           SOLE       NONE     125,000  0    0
BRINKS CO                           COM             109696104     2,889   43,000 SH           SOLE       NONE      43,000  0    0
BROADRIDGE FINL SOLUTIONS IN        COM             11133T103     1,496   85,000 SH           SOLE       NONE      85,000  0    0
BROADRIDGE FINL SOLUTIONS IN        COM             11133T103       528   30,000 SH  PUT      SOLE       NONE      30,000  0    0
BRONCO DRILLING CO INC              COM             112211107     1,209   75,000 SH           SOLE       NONE      75,000  0    0
BRISTOW GROUP INC              PFD CNV 5.50%        110394400    10,720  158,600 SH           SOLE       NONE     158,600  0    0
CABLEVISION SYS CORP           CL A NY CABLVS       12686C109       643   30,000 SH           SOLE       NONE      30,000  0    0
CABLEVISION SYS CORP           CL A NY CABLVS       12686C109     3,560  166,100 SH  CALL     SOLE       NONE     166,100  0    0
CBS CORP NEW                       CL B             124857202       552   25,000 SH           SOLE       NONE      25,000  0    0
CEMEX SAB DE CV                SPON ADR NEW         151290889     1,541   59,000 SH           SOLE       NONE      59,000  0    0
CEMEX SAB DE CV                SPON ADR NEW         151290889     1,567   60,000 SH  CALL     SOLE       NONE      60,000  0    0
CLEAR CHANNEL COMMUNICATION         COM             184502102     4,441  152,000 SH           SOLE       NONE     152,000  0    0
CLEAR CHANNEL COMMUNICATION         COM             184502102     9,497  325,000 SH  CALL     SOLE       NONE     325,000  0    0
CREDICORP LTD.                      COM             G2519Y108     1,794   25,000 SH           SOLE       NONE      25,000  0    0
DELL  INC                           COM             24702R101       598   30,000 SH           SOLE       NONE      30,000  0    0
DIEBOLD INC                         COM             253651103       939   25,000 SH  CALL     SOLE       NONE      25,000  0    0
EARTHLINK INC                       COM             270321102     2,114  280,000 SH           SOLE       NONE     280,000  0    0
EDGE PETE CORP DEL              PFD CONV A          279862205     3,776  131,346 SH           SOLE       NONE     131,346  0    0
FAIRPOINT COMMUNICATIONS INC        COM             305560104       253   28,000 SH           SOLE       NONE      28,000  0    0
FEDERAL NATL MTG ASSN               COM             313586109       658   25,000 SH           SOLE       NONE      25,000  0    0
FEDERAL NATL MTG ASSN               COM             313586109       600   22,800 SH  CALL     SOLE       NONE      22,800  0    0
FIDELITY NATL INFORMATION SV        COM             31620M106     1,144   30,000 SH           SOLE       NONE      30,000  0    0
FIRST AMERN CORP CALIF              COM             318522307     1,127   33,200 SH           SOLE       NONE      33,200  0    0
FORD MTR CO DEL                COM PAR $0.01        345370860     2,144  374,800 SH           SOLE       NONE     374,800  0    0
FORTUNE INDUSTRIES INC            COM NEW           34963X200        21   10,420 SH           SOLE       NONE      10,420  0    0
FREIGHTCAR AMER INC                 COM             357023100     2,675   78,000 SH           SOLE       NONE      78,000  0    0
GENENTECH INC                     COM NEW           368710406     2,030   25,000 SH  CALL     SOLE       NONE      25,000  0    0
GENTEK INC                        COM NEW           37245X203       530   17,615 SH           SOLE       NONE      17,615  0    0
GRANT PRIDECO INC                   COM             38821G101     3,548   72,079 SH           SOLE       NONE      72,079  0    0
GRUBB&ELLIS RLTY ADVISORS IN        COM             400096103     1,482  244,200 SH           SOLE       NONE     244,200  0    0
HALLIBURTON CO                      COM             406216101     1,180   30,000 SH  CALL     SOLE       NONE      30,000  0    0
HECLA MNG CO                   6.5% CONV PFD        422704304     5,315   47,750 SH           SOLE       NONE      47,750  0    0
HOME DIAGNOSTICS INC DEL            COM             437080104       884  127,000 SH           SOLE       NONE     127,000  0    0
HUNTSMAN CORP                       COM             447011107     2,355  100,000 SH           SOLE       NONE     100,000  0    0
IDT CORP                           CL B             448947309       155   40,000 SH           SOLE       NONE      40,000  0    0
INTEL CORP.                         COM             458140100     1,815   85,700 SH           SOLE       NONE      85,700  0    0
ISHARES TR                     MSCI EMERG MKT       464287234    20,157  150,000 SH  CALL     SOLE       NONE       1,500  0    0
LIBERTY MEDIA CORP NEW         CAP COM SER A        53071M302     1,764  112,100 SH           SOLE       NONE     112,100  0    0
LIBERTY MEDIA CORP NEW         ENT COM SER A        53071M500     1,245   55,000 SH           SOLE       NONE      55,000  0    0
LIBERTY MEDIA CORP NEW         INT COM SER A        53071M104       918   56,908 SH           SOLE       NONE      56,908  0    0
LOUISIANA PAC CORP                  COM             546347105     1,148  125,000 SH           SOLE       NONE     125,000  0    0
MCGRAW HILL COS INC                 COM             580645109       370   10,000 SH           SOLE       NONE      10,000  0    0
MERRILL LYNCH & CO INC              COM             590188108     1,695   41,600 SH           SOLE       NONE      41,600  0    0
MGM MIRAGE                          COM             552953101       927   15,772 SH           SOLE       NONE      15,772  0    0
MCMORAN EXPLORATION CO         PFD MAND CNV         582411500     2,982   24,700 SH           SOLE       NONE      24,700  0    0
MONSTER WORLDWIDE INC               COM             611742107       484   20,000 SH           SOLE       NONE      20,000  0    0
MONSTER WORLDWIDE INC               COM             611742107     2,687  111,000 SH  CALL     SOLE       NONE     111,000  0    0
MUELLER WTR PRODS INC            COM SER A          624758108       286   35,000 SH           SOLE       NONE      35,000  0    0
MUELLER WTR PRODS INC            COM SER B          624758207       433   55,000 SH           SOLE       NONE      55,000  0    0
NABORS INDUSTRIES LTD               SHS             G6359F103     2,026   60,000 SH           SOLE       NONE      60,000  0    0
NAVTEQ CORP                         COM             63936L100     2,890   42,500 SH           SOLE       NONE      42,500  0    0
NAVTEQ CORP                         COM             63936L100     3,740   55,000 SH  CALL     SOLE       NONE      55,000  0    0
NYMEX HOLDINGS INC                  COM             62948N104     3,371   37,200 SH           SOLE       NONE      37,200  0    0
OMNICARE CAP TR II             PFD B TR 4.00%       68214Q200     3,960  132,000 SH           SOLE       NONE     132,000  0    0
PFIZER INC                          COM             717081103     1,360   65,000 SH           SOLE       NONE      65,000  0    0
PICO HOLDINGS INC                 COM NEW           693366205     1,965   65,000 SH           SOLE       NONE      65,000  0    0
POST PPTYS INC                      COM             737464107       869   22,500 SH           SOLE       NONE      22,500  0    0
POTLATCH CORP NEW                   COM             737630103     1,692   41,000 SH           SOLE       NONE      41,000  0    0
RIVIERA HLDGS CORP                  COM             769627100     1,505   73,000 SH           SOLE       NONE      73,000  0    0
SAFETY INS GROUP INC                COM             78648T100     2,833   83,000 SH           SOLE       NONE      83,000  0    0
SCHERING PLOUGH CORP           PFD CONV MAN07       806605705     4,595   30,000 SH           SOLE       NONE      30,000  0    0
SIRIUS SATELLITE RADIO INC          COM             82966U103       286  100,000 SH           SOLE       NONE     100,000  0    0
SIRIUS SATELLITE RADIO INC          COM             82966U103       572  200,000 SH  CALL     SOLE       NONE     200,000  0    0
SPDR TR                         UNIT SER 1          78462F103    41,241  312,500 SH  PUT      SOLE       NONE     312,500  0    0
STARBUCKS CORP                      COM             855244109     1,050   60,000 SH  PUT      SOLE       NONE      60,000  0    0
TIME WARNER INC                     COM             887317105     1,402  100,000 SH           SOLE       NONE     100,000  0    0
TIME WARNER INC                     COM             887317105     1,402  100,000 SH  PUT      SOLE       NONE     100,000  0    0
TRANE INC                           COM             892893108     5,035  109,700 SH           SOLE       NONE     109,700  0    0
TRIBUNE CO NEW                 SB DB EXCH2%29       896047305     1,000   25,000 SH           SOLE       NONE      25,000  0    0
U S G CORP                        COM NEW           903293405       409   11,100 SH           SOLE       NONE      11,100  0    0
VALE CAP LTD                   NT RIO CV VALE       91912C208     3,828   57,700 SH           SOLE       NONE      57,700  0    0
VERIZON COMMUNICATIONS INC          COM             92343V104     1,996   55,000 SH  CALL     SOLE       NONE      55,000  0    0
WASTE MGMT INC DEL                  COM             94106L109     1,678   50,000 SH           SOLE       NONE      50,000  0    0
WEYERHAEUSER CO                     COM             962166104       650   10,000 SH           SOLE       NONE      10,000  0    0
YAHOO INC                           COM             984332106     4,340  150,000 SH           SOLE       NONE     150,000  0    0
YAHOO INC                           COM             984332106     2,893  100,000 SH  CALL     SOLE       NONE     100,000  0    0


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